Basis of preparation, significant judgments, and accounting policies, Research and Development Tax Credits (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Research and development tax credits [Abstract]
Amount recognized for research and development tax credits	$ 0.4	$ 0.0	$ 1.6	$ 0.8
Percentage of sensitivity on remaining unrecognized research and development tax credit			5.00%